Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [line items]
Basic weighted average number of shares outstanding	452,892,000	451,524,000	452,633,000	451,221,000
Diluted weighted average number of shares outstanding	453,575,000	452,359,000	453,368,000	452,123,000
Share purchase options [member]
Earnings per share [line items]
Effect of dilutive securities	332,000	484,000	381,000	551,000
Restricted stock units [member]
Earnings per share [line items]
Effect of dilutive securities	351,000	351,000	354,000	351,000